Trade and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables - supply chain financing arrangement - domestic operations	R$ 10,562	R$ 1,145
Trade payables - supply chain financing arrangement - foreign operations	136,049	38,428
Trade and other payables	R$ 146,611	R$ 39,573